Average Annual Total Returns - Transamerica Managed Risk - Conservative ETF VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Transamerica Managed Risk – Conservative ETF VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica Managed Risk – Conservative ETF VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica Managed Risk – Conservative ETF VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 10 Years
Total	5.23%	5.84%	5.20%	Nov. 19, 2009	4.91%	5.57%	4.94%	Nov. 19, 2009	7.51%	4.44%	3.84%	11.99%	[1]	7.93%	[1]	6.71%	[1]

[1]	The Transamerica Managed Risk – Conservative ETF VP Blended Benchmark consists of the following: Bloomberg Barclays US Aggregate Bond Index, 65%; MSCI U.S. Broad Market Index, 25%; and FTSE All-World Index ex-U.S., 10%.